Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Adventier (Detail) (USD $) In Thousands, unless otherwise specified					0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011 Adventier	Jul. 31, 2011 Customer base Adventier	Jul. 31, 2011 Contract backlog Adventier	Dec. 31, 2013 Trademark	Jul. 31, 2011 Trademark Adventier
Business Acquisition [Line Items]
Cash and cash equivalents				$ 675
Current assets				1,163
Current liabilities				(1,838)
Intangible assets acquired					1,080	690		330
Goodwill	32,684	26,983	24,597	4,287
Deferred tax liabilities				(756)
Total consideration				$ 5,631
Estimated useful lives					3 years 4 months 24 days	6 months	4 years 4 months 24 days	4 years 6 months